Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Voyage Expenses And Vessel Operating Expenses
Voyage expenses and vessel operating expenses (Table)

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2021	2020	2019
Voyage expenses:
Commissions	$4,278	$2,809	$1,952
Bunkers	4,204	1,349	89
Port expenses	1,633	624	4
Other	583	1,519	885
Total	$10,698	$6,301	$2,930
Vessel operating expenses:
Crew costs and related costs	$22,575	$16,624	$13,375
Insurance expense	4,029	2,388	1,796
Spares, repairs, maintenance and other expenses	6,784	8,836	5,001
Stores and lubricants	5,288	4,593	3,251
Management fees (Note 5)	6,295	4,976	3,917
Other operating expenses	2,151	1,304	3,209
Total	$47,122	$38,721	$30,549